Related Party Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended			39 Months Ended	42 Months Ended
	Sep. 01, 2011	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Sep. 30, 2013
Line of credit issued to related party	$ 1,000,000
Line of credit facility, amount outstanding		163,829		832,454	163,829			163,829	163,829
Line of credit facility accrued interest		6,795		31,547	3,341			3,341	6,795
Line of credit facility, interest rate description		The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at September 30, 2013), plus 5%.			The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%
Line of credit facility, interest rate at period end		8.25%			8.25%			8.25%	8.25%
Line of credit facility, interest rate during period						5.00%
Line of credit facility, description		The line of credit matured on August 31, 2012 and the Company has no further obligations to fund the credit line.			The line of credit is for a period of one year and matured on August 31, 2012
Consulting expenses		81,274	92,651	55,000	598,995		155,000
Professional fees		165,649	154,408	28,657	620,162		96,954	802,943	968,592
Financing fees				35,000			75,000
Related party expenses		953,701			807,001		145,200	807,001	953,701
Due from related parties		60,919			183,346			183,346	60,919
Board of Directors Chairman [Member]
Due from related parties		34,072							34,072
Related parties
Professional fees		$ 25,500	$ 48,000	$ 117,500	$ 135,000